ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Product development		$ 1,385,138	$ 3,496,393
Selling and marketing	$ 1,804,611	941,760	1,796,980
General and administrative	3,223,731	7,087,924	8,089,086
Total operating expenses	5,028,342	9,414,822	40,608,366
Loss from operations	(2,163,814)	(12,972,119)	(43,451,138)
Interest income	187,759	46,540	112,671
Interest expense	(260,830)		(16,365)
Other (expense) / income	202,582	745,958	4,101,039
Foreign exchange ( loss) / gain	(344,667)	(226,641)	133,064
Net loss	(2,051,182)	(10,727,642)	(34,427,734)
Ku6 Media Co., Ltd.
Operating expenses:
Product development		208,656	269,876
Selling and marketing	16,191	3,802	54,503
General and administrative	807,285	928,506	1,403,657
Total operating expenses	823,476	1,140,964	1,728,036
Loss from operations	(823,476)	(1,140,964)	(1,728,036)
Interest income	40	3,463	30,483
Other (expense) / income	117,349	92,144	(739,530)
Foreign exchange ( loss) / gain	(142)	(76)	355,337
Equity in losses of subsidiaries	(1,344,953)	(9,682,209)	(32,345,988)
Net loss	$ (2,051,182)	$ (10,727,642)	$ (34,427,734)